Accounting Estimates and Judgments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Accounting Estimates and Judgments
42.	ACCOUNTING ESTIMATES AND JUDGMENTS
The Group’s financial position and results of operations are sensitive to accounting methods, assumptions and estimates that underlie the preparation of the consolidated financial statements. Management bases the assumptions and estimates on historical experience and on other factors that the management believes to be reasonable and which form the basis for making judgments about matters that are not readily apparent from other sources. On an on-going
basis, management evaluates its estimates. Actual results may differ from those estimates as facts, circumstances and conditions change.
The selection of significant accounting policies, the judgments and other uncertainties affecting application of those policies and the sensitivity of reported results to changes in conditions and assumptions are factors to be considered when reviewing the consolidated financial statements. The significant accounting policies are set forth in Note 3. Management believes the following significant accounting policies involve the most significant judgments and estimates used in the preparation of the consolidated financial statements.
Provision of ECL for accounts receivable
The Group uses provision matrix to calculate ECL for the accounts receivable. The provision rates are based on customer’s past history of making payments when due and current ability to pay by groupings of various debtors that have similar loss patterns. The provision matrix is based on the Group’s historical default rates taking into consideration reasonable and supportable forward-looking information that is available without undue cost or effort. The historical observed default rates are reassessed annually, and changes in the forward-looking information are considered. In addition, accounts receivable with significant balances
or
credit-impaired are assessed for ECL individually.
The provision of ECL is sensitive to changes in estimates. The information about the ECL and the Group’s accounts receivable are disclosed in notes 5 and 35.
Impairment of goodwill and long-lived assets
If circumstances indicate that the carrying amount of a long-lived asset may not be recoverable, the asset may be considered “impaired”, and an impairment loss would be recognized in accordance with accounting policy for impairment of long-lived assets as described in Note 3(h). The carrying amounts of the Group’s long-lived assets, including property, plant and equipment, right-of-use assets, intangible assets with finite useful lives, construction in progress and contract costs are reviewed periodically to determine whether there is any indication of impairment. These assets are tested for impairment whenever events or changes in circumstances indicate that their recorded carrying amounts may not be recoverable. For goodwill, the impairment testing is performed annually at the end of each reporting period. The recoverable amount of an asset or cash-generating unit is the greater of its value in use and fair value less costs of disposal. When an asset does not generate cash flows largely independent of those from other assets, the recoverable amount is determined for the smallest group of assets that generates cash inflows independently (i.e. a cash-generating unit). In determining the value in use, expected future cash flows generated by the assets are discounted to their present value. An impairment loss is recognized if the carrying amount of an asset or its cash-generating unit exceeds its estimated recoverable amount. It is difficult to precisely estimate fair value of the Group’s long-lived assets because quoted market prices for such assets may not be readily available. In determining the value in use, expected future cash flows generated by the asset are discounted to their present value, which requires significant judgment relating to level of revenue, amount of operating costs and applicable discount rate. Management uses all readily available information in determining an amount that is a reasonable approximation of recoverable amount, including estimates based on reasonable and supportable assumptions and projections of revenue and amount of operating costs.
For the year ended December 31, 2019, no
provision for impairment loss was made against the carrying value of long-lived assets (2018: Nil). For the year ended December 31, 2017, provision for impairment losses of
RMB10
were made against the carrying value of long-lived assets. In determining the recoverable amount of these equipment, significant judgments were required in estimating future cash flows, level of revenue, amount of operating costs and applicable discount rate.
Changes in these estimates could have a significant impact on the carrying value of the assets and could result in additional impairment charge or reversal of impairment in future periods.

Depreciation and amortization
Property, plant and equipment and intangible assets with finite useful lives are depreciated and amortized on a straight-line basis over the estimated useful lives of the assets, after taking into account their estimated residual value. Management reviews the estimated useful lives and residual values of the assets annually in order to determine the amount of depreciation and amortization expense to be recorded during any reporting period. The useful lives and residual values are based on the Group’s historical experience with similar assets and take into account anticipated technological changes. The depreciation and amortization expense for future periods is adjusted if there are significant changes from previous estimates.